Share capital - Deferred share units (Details) - DSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	44,623	0
Number of options granted	0	44,623
Number of options exercised	0	0
Number of options outstanding, ending	44,623	44,623
Weighted average exercise price, Options outstanding, beginning	$ 3.41	$ 0.00
Weighted average exercise price, Options granted	0.00	3.41
Weighted average exercise price, Options exercised	0.00	0.00
Weighted average exercise price, Options outstanding, ending	$ 3.41	$ 3.41